Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
FTSE Nareit All Equity REITs Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(2.63%)	3.78%	4.90%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.32%)	2.97%	3.72%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.41%)	2.65%	3.39%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.03%	4.13%	4.84%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	5.16%	5.74%